Income Tax - Summary of Profit Before Tax Differences Calculated (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	25.00%	25.00%	23.50%